                              SPDR(R) SERIES TRUST
                                  (THE "TRUST")

                         SUPPLEMENT DATED MARCH 25, 2009
                                     TO THE
                                   PROSPECTUS
                     DATED OCTOBER 31, 2008, AS SUPPLEMENTED

Certain series of the Trust, as set forth in the table below (each, a "Fund"), currently seek to track a Dow Jones Wilshire Index (each, a "Current Index"). The Trust has recently been informed that each Current Index will be discontinued effective April 1, 2009 ("Effective Date") and replaced with a successor Dow Jones Index (each, a "Successor Index"). Accordingly, on the Effective Date, each Fund will track the applicable Successor Index and will change its name to correspond with the Successor Index, as set forth in the table below. Each Successor Index currently has an identical methodology to the corresponding Current Index and takes the identical form and format to such Current Index, including index ticker symbol. Applicable references to "Wilshire Associates" and "Wilshire" and associated information are hereby deleted on the Effective Date.

----------------------------------------------------------------------------------------
  CURRENT FUND NAME       NEW FUND NAME          CURRENT INDEX         SUCCESSOR INDEX
------------------------------------------- ---------------------- ---------------------
SPDR(R) DJ Wilshire   SPDR(R) Dow Jones      Dow Jones Wilshire     Dow Jones U.S. Total
Total Market ETF      Total Market ETF       5000 Composite Index   Stock Market Index
------------------------------------------- ---------------------- ---------------------
SPDR(R) DJ Wilshire   SPDR(R) Dow Jones      Dow Jones Wilshire     Dow Jones U.S.
Large Cap ETF         Large Cap ETF          Large Cap Index        Large-Cap Total
                                                                    Stock Market Index
------------------------------------------- ---------------------- ---------------------
SPDR(R) DJ Wilshire   SPDR(R) Dow Jones      Dow Jones Wilshire     Dow Jones U.S.
Large Cap Growth ETF  Large Cap Growth ETF   Large Cap Growth       Large-Cap Growth
                                             Index                  Total Stock Market
                                                                    Index
------------------------------------------- ---------------------- ---------------------
SPDR(R) DJ Wilshire   SPDR(R) Dow Jones      Dow Jones Wilshire     Dow Jones U.S.
Large Cap Value ETF   Large Cap Value ETF    Large Cap Value        Large-Cap Value
                                             Index                  Total Stock Market
                                                                    Index
------------------------------------------- ---------------------- ---------------------
SPDR(R) DJ Wilshire   SPDR(R) Dow Jones      Dow Jones Wilshire     Dow Jones U.S. Mid-
Mid Cap ETF           Mid Cap ETF            Mid Cap Index          Cap Total Stock
                                                                    Market Index
------------------------------------------- ---------------------- ---------------------
SPDR(R) DJ Wilshire   SPDR(R) Dow Jones      Dow Jones Wilshire     Dow Jones U.S. Mid-
Mid Cap Growth ETF    Mid Cap Growth ETF     Mid Cap Growth Index   Cap Growth Total
                                                                    Stock Market  Index
------------------------------------------- ---------------------- ---------------------
SPDR(R) DJ Wilshire   SPDR(R) Dow Jones      Dow Jones Wilshire     Dow Jones U.S. Mid-
Mid Cap Value ETF     Mid Cap Value ETF      Mid Cap Value Index    Cap Value Total
                                                                    Stock Market Index
------------------------------------------- ---------------------- ---------------------
SPDR(R) DJ Wilshire   SPDR(R) Dow Jones      Dow Jones Wilshire     Dow Jones U.S.
Small Cap ETF         Small Cap ETF          Small Cap Index        Small-Cap Total
                                                                    Stock Market Index
------------------------------------------- ---------------------- ---------------------
SPDR(R) DJ Wilshire   SPDR(R) Dow Jones      Dow Jones Wilshire     Dow Jones U.S.
Small Cap Growth ETF  Small Cap Growth ETF   Small Cap Growth       Small-Cap Growth
                                             Index                  Total Stock Market
                                                                    Index
------------------------------------------- ---------------------- ---------------------
SPDR(R) DJ Wilshire   SPDR(R) Dow Jones      Dow Jones Wilshire     Dow Jones U.S.
Small Cap Value ETF   Small Cap Value ETF    Small Cap Value        Small-Cap Value
                                             Index                  Total Stock Market
                                                                    Index
------------------------------------------- ---------------------- ---------------------
SPDR(R) DJ Wilshire   SPDR(R) Dow Jones      Dow Jones Wilshire     Dow Jones U.S.
REIT ETF              REIT ETF               Real Estate            Select REIT Index
                                             Investment Trust
                                             Index
------------------------------------------- ---------------------- ---------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SPDRSTSUPP2

                              SPDR(R) SERIES TRUST

                         Supplement Dated March 25, 2009
                                     to the
               Prospectus Dated October 31, 2008, as supplemented,
                                     and the
               Prospectus Dated January 15, 2009, as supplemented

                  SPDR(R) BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF
                        SPDR(R) BARCLAYS CAPITAL TIPS ETF
             SPDR(R) BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
                 SPDR(R) BARCLAYS CAPITAL LONG TERM TREASURY ETF
                   SPDR(R) BARCLAYS CAPITAL AGGREGATE BOND ETF
                   SPDR(R) BARCLAYS CAPITAL MUNICIPAL BOND ETF
             SPDR(R) BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
              SPDR(R) BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF
             SPDR(R) BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
        SPDR(R) DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
            SPDR(R) BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
                  SPDR(R) BARCLAYS CAPITAL HIGH YIELD BOND ETF
       SPDR(R) BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF
           SPDR(R) BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
               SPDR(R) BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF
                  SPDR(R) BARCLAYS CAPITAL CONVERTIBLE BOND ETF
                SPDR(R) BARCLAYS CAPITAL MORTGAGE BACKED BOND ETF

Effective April 1, 2009, Creation Units for the above mentioned Funds are now 100,000 Shares per Creation Unit.

To reflect this change, references to "(200,000 Shares per Creation Unit)" in the above mentioned Funds' respective prospectuses are deleted and "(100,000 Shares per Creation Unit)" are inserted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SPDRTRMBCBSUPP1

                              SPDR(R) SERIES TRUST
                                  (THE "TRUST")

                         SUPPLEMENT DATED MARCH 25, 2009
                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                     DATED OCTOBER 31, 2008, AS SUPPLEMENTED

Certain series of the Trust, as set forth in the table below (each, a "Fund"), currently seek to track a Dow Jones Wilshire Index (each, a "Current Index"). The Trust has recently been informed that each Current Index will be discontinued effective April 1, 2009 ("Effective Date") and replaced with a successor Dow Jones Index (each, a "Successor Index"). Accordingly, on the Effective Date, each Fund will track the applicable Successor Index and will change its name to correspond with the Successor Index, as set forth in the table below. Each Successor Index currently has an identical methodology to the corresponding Current Index and takes the identical form and format to such Current Index, including index ticker symbol. Applicable references to "Wilshire Associates" and "Wilshire" and associated information are hereby deleted on the Effective Date.

       CURRENT FUND NAME                  NEW FUND NAME                   CURRENT INDEX                     SUCCESSOR INDEX
-------------------------------  -------------------------------  -----------------------------   ----------------------------------
SPDR(R) DJ Wilshire Total        SPDR(R) Dow Jones Total Market   Dow Jones Wilshire 5000         Dow Jones U.S. Total Stock Market
Market ETF                       ETF                              Composite Index                 Index

SPDR(R) DJ Wilshire Large Cap    SPDR(R) Dow Jones Large Cap ETF  Dow Jones Wilshire Large Cap    Dow Jones U.S. Large-Cap Total
ETF                                                               Index                           Stock Market Index

SPDR(R) DJ Wilshire Large Cap    SPDR(R) Dow Jones Large Cap      Dow Jones Wilshire Large Cap    Dow Jones U.S. Large-Cap Growth
Growth ETF                       Growth ETF                       Growth Index                    Total Stock Market Index

SPDR(R) DJ Wilshire Large Cap    SPDR(R) Dow Jones Large Cap      Dow Jones Wilshire Large Cap    Dow Jones U.S. Large-Cap Value
Value ETF                        Value ETF                        Value Index                     Total Stock Market  Index

SPDR(R) DJ Wilshire Mid Cap ETF  SPDR(R) Dow Jones Mid Cap ETF    Dow Jones Wilshire Mid Cap      Dow Jones U.S. Mid-Cap Total Stock
                                                                  Index                           Market Index

SPDR(R) DJ Wilshire Mid Cap      SPDR(R) Dow Jones Mid Cap        Dow Jones Wilshire Mid Cap      Dow Jones U.S. Mid-Cap Growth
Growth ETF                       Growth ETF                       Growth Index                    Total Stock Market  Index

SPDR(R) DJ Wilshire Mid Cap      SPDR(R) Dow Jones Mid Cap        Dow Jones Wilshire Mid Cap      Dow Jones U.S. Mid-Cap Value Total
Value ETF                        Value ETF                        Value Index                     Stock Market Index

SPDR(R) DJ Wilshire Small Cap    SPDR(R) Dow Jones Small Cap ETF  Dow Jones Wilshire Small Cap    Dow Jones U.S. Small-Cap Total
ETF                                                               Index                           Stock Market Index

SPDR(R) DJ Wilshire Small Cap    SPDR(R) Dow Jones Small Cap      Dow Jones Wilshire Small Cap    Dow Jones U.S. Small-Cap Growth
Growth ETF                       Growth ETF                       Growth Index                    Total Stock Market Index

SPDR(R) DJ Wilshire Small Cap    SPDR(R) Dow Jones Small Cap      Dow Jones Wilshire Small Cap    Dow Jones U.S. Small-Cap Value
Value ETF                        Value ETF                        Value Index                     Total Stock Market Index

SPDR(R) DJ Wilshire REIT ETF     SPDR(R) Dow Jones REIT ETF       Dow Jones Wilshire Real         Dow Jones U.S. Select REIT Index
                                                                  Estate Investment Trust Index

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              SPDR(R) SERIES TRUST

                         Supplement Dated March 25, 2009
                                     to the
   Statement of Additional Information Dated October 31, 2008, as supplemented

                  SPDR(R) BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF
                        SPDR(R) BARCLAYS CAPITAL TIPS ETF
             SPDR(R) BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
                 SPDR(R) BARCLAYS CAPITAL LONG TERM TREASURY ETF
                   SPDR(R) BARCLAYS CAPITAL AGGREGATE BOND ETF
                   SPDR(R) BARCLAYS CAPITAL MUNICIPAL BOND ETF
             SPDR(R) BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
              SPDR(R) BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF
             SPDR(R) BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
        SPDR(R) DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
       SPDR(R) BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF
            SPDR(R) BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
           SPDR(R) BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
               SPDR(R) BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF
                  SPDR(R) BARCLAYS CAPITAL CONVERTIBLE BOND ETF
                SPDR(R) BARCLAYS CAPITAL MORTGAGE BACKED BOND ETF
                  SPDR(R) BARCLAYS CAPITAL HIGH YIELD BOND ETF

Effective April 1, 2009, Creation Units for the above mentioned Funds are now 100,000 Shares per Creation Unit.

To reflect this change, the reference to "200,000 Shares" in the above mentioned Funds' Statement of Additional Information is deleted and "100,000 shares" is inserted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE